AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 19.5%
IT Services – 1.0%
Akamai Technologies, Inc.(a)	266,117	$28,942,885

Semiconductors & Semiconductor Equipment – 8.2%
Analog Devices, Inc.	217,303	42,980,360
Infineon Technologies AG	1,505,469	51,194,287
NVIDIA Corp.	60,053	54,261,489
QUALCOMM, Inc.	322,823	54,653,934
Taiwan Semiconductor Manufacturing Co., Ltd.	1,253,000	30,017,136

		233,107,206

Software – 7.3%
Microsoft Corp.	497,287	209,218,586

Technology Hardware, Storage & Peripherals – 3.0%
Samsung Electronics Co., Ltd.	1,439,086	86,485,489

		557,754,166

Financials – 17.9%
Banks – 3.8%
ABN AMRO Bank NV (GDR)	2,536,578	43,406,560
BNP Paribas SA	573,714	40,845,509
Wells Fargo & Co.	433,111	25,103,113

		109,355,182

Capital Markets – 10.2%
B3 SA - Brasil Bolsa Balcao	7,211,800	17,240,795
BlackRock, Inc.	22,093	18,418,934
EQT AB	1,067,556	33,798,298
Euronext NV(a)	274,903	26,162,548
Goldman Sachs Group, Inc. (The)	301,230	125,820,759
Intermediate Capital Group PLC	131,345	3,402,030
Julius Baer Group Ltd.	1,150,784	66,743,615

		291,586,979

Consumer Finance – 1.4%
American Express Co.	169,736	38,647,190

Financial Services – 2.5%
Visa, Inc. - Class A	260,638	72,738,853

		512,328,204

Health Care – 14.2%
Health Care Equipment & Supplies – 2.7%
Medtronic PLC	878,487	76,560,142

Health Care Providers & Services – 4.5%
Elevance Health, Inc.	246,702	127,924,855

Life Sciences Tools & Services – 2.2%
Thermo Fisher Scientific, Inc.	109,571	63,683,761

Pharmaceuticals – 4.8%
AstraZeneca PLC (Sponsored ADR)	405,113	27,446,406
Roche Holding AG	239,270	61,090,188
Sanofi SA	176,089	17,130,730
Takeda Pharmaceutical Co., Ltd.	1,159,800	32,258,552

		137,925,876

		406,094,634

Consumer Discretionary – 13.5%
Broadline Retail – 1.8%
Alibaba Group Holding Ltd. - Class H	1,497,100	13,538,027
Alibaba Group Holding Ltd. (Sponsored ADR)	516,649	37,384,722

		50,922,749

Diversified Consumer Services – 1.7%
Service Corp. International/US	668,497	49,609,162

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 6.5%
Compass Group PLC	1,223,252	$35,881,226
Galaxy Entertainment Group Ltd. - Class H	3,812,000	19,163,193
InterContinental Hotels Group PLC	301,796	31,360,192
Starbucks Corp.	693,738	63,400,716
Yum China Holdings, Inc.	913,898	36,364,001

		186,169,328

Textiles, Apparel & Luxury Goods – 3.5%
NIKE, Inc. - Class B	1,078,527	101,359,967

		388,061,206

Consumer Staples – 8.4%
Beverages – 8.4%
Asahi Group Holdings Ltd.	1,975,335	72,534,044
Carlsberg AS - Class B	318,672	43,640,594
Coca-Cola Co. (The)	2,028,260	124,088,947

		240,263,585

Industrials – 8.3%
Building Products – 4.2%
Otis Worldwide Corp.	1,223,707	121,477,394

Commercial Services & Supplies – 1.4%
Republic Services, Inc.	204,069	39,066,969

Machinery – 2.1%
Deere & Co.	103,330	42,441,764
Dover Corp.	92,691	16,423,919

		58,865,683

Professional Services – 0.6%
RELX PLC	411,943	17,765,224

		237,175,270

Communication Services – 6.9%
Entertainment – 3.0%
Electronic Arts, Inc.	318,117	42,204,583
Live Nation Entertainment, Inc.(a)	182,649	19,318,785
Netflix, Inc.(a)	38,640	23,467,231

		84,990,599

Interactive Media & Services – 3.9%
Alphabet, Inc. - Class C(a)	734,012	111,760,667

		196,751,266

Energy – 4.9%
Energy Equipment & Services – 1.3%
Schlumberger NV	673,748	36,928,128

Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.	200,913	31,692,017
Shell PLC	2,213,132	73,430,613

		105,122,630

		142,050,758

Materials – 3.6%
Chemicals – 2.1%
Linde PLC	125,812	58,417,028

Metals & Mining – 1.5%
Teck Resources Ltd. - Class B	960,643	43,970,223

		102,387,251

Real Estate – 2.6%
Real Estate Management & Development – 2.6%
CBRE Group, Inc. - Class A(a)	771,229	74,994,308

Total Common Stocks (cost $2,238,003,801)		2,857,860,648

Company	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $7,418,488)		7,418,488		$7,418,488

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 0.52%, 04/02/2024	CHF	250		277,714
2.52%, 04/02/2024	DKK	909		131,482
3.79%, 04/01/2024	CAD	469		346,519
6.27%, 04/02/2024	ZAR	0	*	4
Citibank, London 2.85%, 04/02/2024	EUR	263		283,621
HSBC, Hong Kong 2.36%, 04/02/2024	HKD	2,170		277,233
Royal Bank of Canada, London 4.15%, 04/02/2024	GBP	225		284,486
SEB, Stockholm 2.79%, 04/02/2024	SEK	1,919		179,308
SMBC, Tokyo (0.25)%, 04/01/2024	JPY	43,063		284,469

Total Time Deposits (cost $2,064,836)				2,064,836

Total Short-Term Investments (cost $9,483,324)				9,483,324

Total Investments – 100.1% (cost $2,247,487,125)(e)				2,867,343,972	(f)
Other assets less liabilities – (0.1)%				(3,359,639)

Net Assets – 100.0%				$2,863,984,333

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $706,073,257 and gross unrealized depreciation of investments was $(86,216,410), resulting in net unrealized appreciation of $619,856,847.

(f)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund values its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

66.1%	United States
6.6%	United Kingdom
4.5%	Switzerland
3.7%	Japan
3.0%	China
3.0%	South Korea
2.4%	Netherlands
2.0%	France
1.8%	Germany
1.5%	Canada
1.5%	Denmark
1.2%	Sweden
1.0%	Taiwan
1.4%	Other
0.3%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Brazil and Macau.

AB Global Core Equity Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$390,057,254	$167,696,912	$-0-	$557,754,166
Financials	297,969,644	214,358,560	-0-	512,328,204
Health Care	295,615,164	110,479,470	-0-	406,094,634
Consumer Discretionary	288,118,568	99,942,638	-0-	388,061,206
Consumer Staples	124,088,947	116,174,638	-0-	240,263,585
Industrials	219,410,046	17,765,224	-0-	237,175,270
Communication Services	196,751,266	-0-	-0-	196,751,266
Energy	68,620,145	73,430,613	-0-	142,050,758
Materials	102,387,251	-0-	-0-	102,387,251
Real Estate	74,994,308	-0-	-0-	74,994,308
Short-Term Investments:
Investment Companies	7,418,488	-0-	-0-	7,418,488
Time Deposits	2,064,836	-0-	-0-	2,064,836

Total Investments in Securities	2,067,495,917	799,848,055	-0-	2,867,343,972
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$2,067,495,917	$799,848,055	$-0-	$2,867,343,972

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,412	$248,011	$247,005	$7,418	$176
Government Money Market Portfolio*	-0-	75,829	75,829	-0-	12
Total				$7,418	$188

*	Investment of cash collateral for securities lending transactions.